Schedule of Rental Equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Rental Equipment
Rental equipment	$ 228,000
Accumulated depreciation	(5,000)		$ (0)
Net book value	$ 223,000